Document and Entity Information	0 Months Ended
May 14, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 14, 2015
Registrant Name	LORD ABBETT MUNICIPAL INCOME FUND INC
Central Index Key	0000737800
Amendment Flag	false
Document Creation Date	May 14, 2015
Document Effective Date	May 15, 2015
Prospectus Date	May 15, 2015